INCOME TAXES (Schedule of Deferred Taxes) (Details) (ILS) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance		₪ 2,354	₪ 3,615
Recognized in profit or loss		(1,851)	(1,261)
Ending Balance		503	2,354
US Dollars [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance | $	$ 612
Ending Balance | $	145
Financial assets carried at fair value through profit or loss [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance		67	(88)
Recognized in profit or loss		(842)	155
Ending Balance		(775)	67
Financial assets carried at fair value through profit or loss [Member] | US Dollars [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance | $	17
Recognized in profit or loss
Ending Balance		(223)
Employees benefits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance		352	283
Recognized in profit or loss		43	69
Ending Balance		395	352
Employees benefits [Member] | US Dollars [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance | $	92
Ending Balance | $	114
Allowance for doubtful accounts [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance		516	913
Recognized in profit or loss		32	(397)
Ending Balance		548	516
Allowance for doubtful accounts [Member] | US Dollars [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance | $	134
Ending Balance | $	158
Gross Deferred Taxes [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance		935	1,108
Recognized in profit or loss		(767)	(173)
Ending Balance		168	935
Gross Deferred Taxes [Member] | US Dollars [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance | $	243
Ending Balance | $	49
Carry forward tax losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance		1,419	2,507
Recognized in profit or loss		(1,084)	(1,088)
Ending Balance		₪ 335	₪ 1,419
Carry forward tax losses [Member] | US Dollars [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance | $	369
Ending Balance | $	$ 96